ACCOUNTING POLICIES - Disclosure of depreciation of the right-of-use assets by class of underlying asset (Details)	12 Months Ended
Dec. 31, 2024
Motor vehicles | Minimum
Leases
Period of depreciation (in years)	1 year 6 months
Motor vehicles | Maximum
Leases
Period of depreciation (in years)	3 years 6 months
Motor vehicles | Mainly
Leases
Period of depreciation (in years)	3 years
Buildings | Minimum
Leases
Period of depreciation (in years)	4 years
Buildings | Maximum
Leases
Period of depreciation (in years)	11 years
Buildings | Mainly
Leases
Period of depreciation (in years)	10 years